KEY SOURCES OF ESTIMATES AND JUDGEMENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 director	Dec. 31, 2017 USD ($) director	Dec. 31, 2016 USD ($) director
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
Trade and other receivables		$ 34,582	$ 30,097
Trade and other receivables, allowance of doubtful debts		1,403	1,329
Balance due from related parties		22,345	14,358
Amounts due from other related parties, allowance of doubtful debts		2,200	2,200
Amount due from Sky Solar Holdings Co., Ltd.		0	1,430
1088526 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
IPP solar parks		$ 13,157	$ 12,993
Proportion of equity interest held		75.00%	75.00%
Number of directors who can be appointed in associate by contractual right | director		2
Total number of directors in the associate | director		4	4
1091187 B.C. Ltd.
KEY SOURCES OF ESTIMATES AND JUDGEMENTS
IPP solar parks		$ 3,305
Proportion of equity interest held		75.00%
Number of directors who can be appointed in associate by contractual right | director		2
Total number of directors in the associate | director	4	4